Segment Information (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Information [Abstract]
Expenses associated with acquisition	S/ 77,625,000
Financial investment designated at fair value	163,000	S/ 239,000
Capital expenditures	S/ 144,276,000	S/ 96,912,000	S/ 299,326,000